Accounts Receivable Financing (Details Narrative) (10-K) £ in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Jun. 28, 2018 GBP (£)	Feb. 08, 2018 USD ($)	Feb. 08, 2018 GBP (£)	Sep. 15, 2017 USD ($)	Sep. 14, 2017 USD ($)	Jul. 31, 2019 GBP (£)	Dec. 28, 2019 USD ($)	Dec. 28, 2019 GBP (£)	Aug. 02, 2019 USD ($)	Dec. 29, 2018 USD ($)	Feb. 08, 2018 GBP (£)
Long-term line of credit							$ 17,298			$ 17,893
Midcap Financial Trust [Member]
Long-term line of credit					$ 25,000		$ 85		$ 150
Additional lending facility					$ 25,000
Line of credit facility, maturity date					Apr. 08, 2019
Line of credit facility, percentage of borrowings against eligible receivables					85.00%
Debt instrument interest rate					4.00%
Line of credit facility, interest rate description					Interest rate of LIBOR plus 4.0%, with a LIBOR floor of 1.0% per annum. The Company could prepay all or any portion of the balance at any time subject to a prepayment premium of: (i) 2.0% if prepaid in the first year of the loan; and (ii) 1.0% if prepaid thereafter.
Borrowings unbilled receivable percentage				85.00%
Unbilled receivables, incremental borrowing				$ 1,300
Debt maturity date, description				Extended to April 8, 2020.
Line of credit facility, frequency of payment and payment terms				2% if prepaid in the first or second year post the amendment; and (ii) 1.0% if prepaid thereafter.
Midcap Financial Trust [Member] | Minimum [Member]
Unbilled receivables, incremental borrowing									1,000
Midcap Financial Trust [Member] | Maximum [Member]
Unbilled receivables, incremental borrowing									$ 2,300
HSBC Invoice Finance (UK) Ltd [Member]
Percentage of cash received equal to eligible receivables							90.00%
HSBC Invoice Finance (UK) Ltd [Member] | New Facility [Member]
Line of credit maximum facility		$ 15,042
Borrowing fund, description		The terms of the arrangement provide for HSBC to fund 90% of the purchased accounts receivable upfront and, a secured borrowing line of 70% of unbilled receivables	The terms of the arrangement provide for HSBC to fund 90% of the purchased accounts receivable upfront and, a secured borrowing line of 70% of unbilled receivables
Unbilled receivables		$ 1,308
Aggregate total facility		$ 15,042
HSBC Invoice Finance (UK) Ltd [Member] | GBP [Member]
Line of credit maximum facility | £								£ 8,500
HSBC Invoice Finance (UK) Ltd [Member] | GBP [Member] | New Facility [Member]
Line of credit maximum facility | £											£ 11,500
Unbilled receivables | £	£ 1,500		£ 1,000
Aggregate total facility | £	£ 20,000		£ 11,500			£ 22,500